Loans and Advances to Banks	12 Months Ended
Dec. 31, 2018
Santander UK Group Holdings plc [member]
Statement [LineItems]
Loans and Advances to Banks

4. LOANS AND ADVANCES TO BANKS

	2018 £m	2017 £m
Placements with other banks	8	3
Amounts due from Santander UK group undertakings	9,206	6,257

	9,214	6,260

The fair values of loans and advances to banks are equal to their carrying amounts. In 2018 and 2017, no impairment losses were incurred. All of our senior debt issued out of Santander UK Group Holdings plc is downstreamed to our operating company Santander UK plc.